LEASES - Future minimum lease payments under the Group's non-cancelable operating lease agreements based on ASC 840 (Details) ¥ in Thousands	Aug. 31, 2020 CNY (¥)
Fiscal year ending
August 2020	¥ 194,285
August 2021	185,839
August 2022	179,723
August 2023	158,329
August 2024	158,339
Thereafter	2,030,659
Total	¥ 2,907,174